Basis of Presentation and General Information - Vessels under construction (Table) (Details)	12 Months Ended
	Dec. 31, 2018
HN 1388 (tbn Katie K)
Property, Plant and Equipment [Line Items]
DWT	208,000	[1]
Expected Delivery Date	Mar-19	[1]
HN 1389 (tbn Debbie H)
Property, Plant and Equipment [Line Items]
DWT	208,000	[1]
Expected Delivery Date	Apr-19	[1]
HN 1390 (tbn Ocean Ayesha)
Property, Plant and Equipment [Line Items]
DWT	208,000	[1]
Expected Delivery Date	Jun-19	[1]
Newbuilding Vessels
Property, Plant and Equipment [Line Items]
DWT	624,000

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat charter term (Note 6)